Debt Instruments at Amortized Cost - Additional Information (Detail) - PHP (₱) ₱ in Thousands								12 Months Ended
	Jul. 07, 2022	Jun. 16, 2022	Jun. 03, 2022	Mar. 04, 2022	Jan. 28, 2022	Dec. 02, 2021	Mar. 09, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments								₱ 395,000	₱ 595,000
Three-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond							3 years
Face value of retail treasury bond							₱ 100,000
Maturity on face value of retail treasury bond							Mar. 09, 2024
Gross coupon rate							2.375%
Interest income, net of withholding tax								475	1,900	₱ 1,900
Investment in debt securities and other long-term investments								0	100,000
5.5-Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond						5 years 6 months
Face value of retail treasury bond						₱ 300,000
Maturity on face value of retail treasury bond						Jun. 02, 2027
Gross coupon rate						4.625%
Interest income, net of withholding tax								11,100	11,100	11,100
Investment in debt securities and other long-term investments								300,000	300,000
5 -Year Retail Treasury Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Purchased retail treasury bond				5 years
Face value of retail treasury bond				₱ 40,000
Maturity on face value of retail treasury bond				Mar. 04, 2027
Gross coupon rate				4.875%
Interest income, net of withholding tax								1,600	1,600	1,300
Investment in debt securities and other long-term investments								40,000	40,000
Three-year FXTN 03-27 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date			Apr. 07, 2025
Gross coupon rate			4.25%
Interest income, net of withholding tax								850	850	760
Investment in debt securities and other long-term investments			₱ 25,000					25,000	25,000
Seven-year FXTN 07-67 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date		May 19, 2029
Gross coupon rate		6.50%
Interest income, net of withholding tax								520	520	361
Investment in debt securities and other long-term investments		₱ 10,000						10,000	10,000
Four-year FXTN 07-62 [Member] | Smart Communications, Inc. [Member]
Disclosure of detailed information about financial instruments [Line Items]
FXTN maturity date	Feb. 14, 2026
Gross coupon rate	6.25%
Interest income, net of withholding tax								1,000	1,000	1,400
Investment in debt securities and other long-term investments	₱ 20,000							20,000	20,000
Two-Year BDO ASEAN Sustainable Bond [Member] | Smart Communications, Inc. [Member] | Entering Into Significant Liabilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gross coupon rate					2.90%
Interest income, net of withholding tax								83,000	2,200	₱ 2,100
Investment in debt securities and other long-term investments								₱ 100,000	₱ 100,000
Time deposit maturity date					Jan. 28, 2024